Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
NET LOSS	$ (661,515)	$ (38,222)	$ (280,802)	$ (93,551)
Adjustments to reconcile net loss to net cash from operating activities:
Advances forgiven				(7,443)
Depreciation	21,680	5,252	32,356	13,009
Loss on debt settlement	266,250
Stock based compensation	242,000
Shares issued for consulting services			9,500
Changes in operating assets and liabilities:
Refundable sales taxes	(14,029)	(730)	2,030	(2,317)
Other receivable		(1,222)
Prepaid expenses	8,523	(20,709)	(57,900)	5,643
Checks drawn in excess of bank balance	21,198		407
Accounts payable and accrued liabilities	39,425	(1,180)	9,091	(9,713)
Accrued interest	(34,500)		40,500
Unearned revenue		3,120
Net cash used in operating activities	(110,968)	(53,691)	(244,818)	(94,372)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of net assets from Rawkin Bliss LLC, net of cash acquired			103,293
Purchase of property, plant and equipment	(245,332)	(11,007)	(18,689)	(56,478)
Construction work in progress	(12,908)		(153,930)
Net cash used in investing activities	(258,240)	(11,007)	(69,326)	(56,478)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	750,000		375,000	7,500
Repayment of notes payable	(127,500)
Advances from bank loan			80,000
Repayment of bank loan	(2,225)		(519)
Repayment of shareholder loans	(65,607)	64,340
Advances from shareholder			48,969	143,284
Net cash provided by financing activities	554,668	64,340	503,450	150,784
Net increase (decrease) in cash and cash equivalents	185,460	(358)	189,306	(66)
Cash and cash equivalents - beginning of period	191,660	2,354	2,354	2,420
Cash and cash equivalents - end of period	377,120	1,996	191,660	2,354
Supplemental Cash Flow Disclosures
Cash paid for interest	34,763		310
Cash paid for income taxes
Non-cash Financing and Investing Activities
Shares issued for acquisition of trademark	6,300
Acquisition of goodwill			37,894
Common shares issued for purchase of fixed assets			$ 15,000
Shares issued for payment of Notes Payable	$ 132,500
Advances forgiven by prior officer		$ 7,443		$ 7,443